Schedule of Amortization of the Discount (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal payments	$ 4,095,000	$ 3,500,000
Discount amortization	$ 0	1,351,080
Balance, net of discount		2,148,920
2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal payments		962,921
Discount amortization		675,540
Balance, net of discount		287,381
2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal payments		2,537,079
Discount amortization		675,540
Balance, net of discount		$ 1,861,539